Inventory (Details) - Schedule of inventory - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory [Abstract]
Finished products	$ 3,349,382	$ 2,964,890	$ 3,028,617
Impairment of finished products	(1,255,649)	(212,000)
Accessories and spare parts	632,000	627,005	628,848
Impairment of accessories and spare parts	(316,000)
Total	$ 2,409,733	$ 3,379,895	$ 3,657,465